TAXATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended					36 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC	Dec. 31, 2013 PRC Vimicro China	Dec. 31, 2013 PRC Vimicro China	Dec. 31, 2013 PRC Vimicro Hong Kong	Dec. 31, 2012 PRC Vimicro Hong Kong	Dec. 31, 2011 PRC Vimicro Hong Kong	Dec. 31, 2010 PRC Vimicro Hong Kong	Dec. 31, 2009 PRC Vimicro Hong Kong	Dec. 31, 2013 Cayman	Dec. 31, 2013 U.S. Viewtel	Dec. 31, 2012 U.S. Viewtel	Dec. 31, 2011 U.S. Viewtel	Dec. 31, 2013 U.S. Viewtel Minimum	Dec. 31, 2013 U.S. Viewtel Maximum	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2013 Hong Kong Vimicro China
Taxation
Withholding tax imposed on payments of dividends												$ 0
Taxable income eligible for partial benefit													335
Graduated rate (as a percent)																15.00%	25.00%
Taxable income eligible for benefit													75
Income tax benefit/(expense)	692	210	(861)				694	292	1,071	(244)	(131)		(2)	(5)	11
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%			25.00%
Withholding income tax rate on royalty income for the entities established outside Hong Kong (as a percent)																		4.95%	4.95%	4.95%	5.25%
Preferential tax rate (as a percent)				15.00%		15.00%
Period for which preferential tax rate is applicable as high and new technology enterprise																					3 years
Withholding income tax rate on dividends from foreign investment enterprise to foreign non-resident enterprise investors (as a percent)					10.00%
Reconciliation between the PRC's statutory income tax rate and the actual effective tax rate
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%			25.00%
Effect of foreign tax rates differential (as a percent)	(8.00%)	(16.00%)	(3.00%)
Deferred tax rate differential (as a percent)	(1.00%)	4.00%	6.00%
Non-deductible expenses (as a percent)	(36.00%)	(30.00%)	(1.00%)
Change in valuation allowance (as a percent)	(18.00%)	14.00%	(29.00%)
Effect of elimination of unrealized intra-entity profits	(5.00%)
Income tax in respect of prior years (as a percent)			6.00%
Other (as a percent)		(2.00%)
Effective income tax rate (as a percent)	(7.00%)	(5.00%)	4.00%
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	1,364	980
Accrued expenses, payroll and others	750	482
Difference in tax basis from ViSS acquisition	695	881
Difference in research and development expenses capitalization	3,229	3,133
Operating loss carry-forwards	3,660	6,380
Others	1,902	1,906
Total deferred tax assets	11,600	13,762
Valuation allowance	(11,600)	(13,175)
Deferred tax assets, net of valuation allowance		587
Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	14	23
Total deferred tax liabilities	14	23
Classification on the consolidated balance sheets
Deferred tax assets, current		418
Deferred tax assets, non-current		169
Deferred tax liabilities - non-current	$ 14	$ 23